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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07532

Registrant Name: MUNICIPAL ADVANTAGE FUND INC.

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna - 1345 Avenue of the Americas New York, New York 10105

Registrant's telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 10/31/05

Date of Reporting Period: 7/31/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS


                         MUNICIPAL ADVANTAGE FUND INC.
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2005
                                   (UNADITED)

PRINCIPAL
  AMOUNT                                                      CREDIT RATING
  (000)                                                       (MOODY'S/S&P)        VALUE*
---------------------------------------------------------------------------------------------
             MUNICIPAL BONDS-98.9.%
             CALIFORNIA-11.7%
    $1,000   Foothill/Eastern Corridor Agcy., Toll Rd.
                 Rev., 5.75%, 1/15/40 ....................      Baa3/BBB-       $  1,024,320
     5,000   Golden State Tobacco Securitization Corp.
                 Rev., 5.00%, 6/1/38 (AMBAC) .............       Aaa/AAA           5,441,050
     1,000   Los Angeles Unified School Dist. GO, 5.75%,
                 7/1/16 (MBIA) ...........................       Aaa/AAA           1,167,110
     1,400   Sacramento Muni. Utility Electric Dist.
                 Rev., 5.75%, 7/1/18, Ser. K (AMBAC) .....       Aaa/AAA           1,645,308
     1,000   State Dept. Water Res. Rev., 5.50%, 5/1/16,
                 Ser. A (AMBAC) ..........................       Aaa/AAA           1,114,470
     7,000   State GO, 5.125%, 11/1/24 ...................         A2/A            7,422,240
     1,000   State Health Facs. Financing Auth. Rev.,
                 5.00%, 3/1/33 ...........................         NR/A            1,011,920
                                                                               --------------
                                                                                  18,826,418
                                                                               --------------

             COLORADO-1.0%
     1,500   Denver Convention Center, Hotel Auth. Rev.,
                 5.00%, 12/1/21, Ser. A (XLCA) ...........       Aaa/AAA           1,579,290
                                                                               --------------

             DISTRICT OF COLUMBIA-1.4%
             State GO,
       955       5.25%, 6/1/27, Ser. A (MBIA) ............       Aaa/AAA           1,008,662
       145       5.25%, 6/1/27, Ser. A (MBIA)
                     (Pre-refunded @101, 6/1/08) (a) .....       Aaa/AAA             155,141
     1,000   World Wildlife Fund, 6.00%, 7/1/18, Ser. A
                 (AMBAC) .................................       Aaa/AAA           1,123,430
                                                                               --------------
                                                                                   2,287,233
                                                                               --------------

             FLORIDA-4.3%
     1,355   Highlands Cnty., Health Facs. Auth. Rev.,
                 5.375%, 11/15/35 ........................         A2/A            1,419,024
     1,000   Jacksonville Port Auth. Airport Rev.,
                 6.25%, 10/1/24, Ser. A (FGIC) (b). ......       Aaa/AAA           1,024,950
     4,275   Miami-Dade Cnty., Expressway Auth. Toll
                 System Rev., 5.00%, 7/1/29, Ser. B
                 (FGIC) ..................................       Aaa/AAA           4,501,147
                                                                               --------------
                                                                                   6,945,121
                                                                               --------------

             GEORGIA-8.2%
     1,000   Atlanta Dev. Auth. Rev., 5.25%, 7/1/12,
                 Ser. A ..................................        A3/NR            1,074,900
             Atlanta Water & Wastewater Rev.,
     2,350       5.00%, 11/1/37 (FSA) ....................        Aaa              2,467,030
     5,200       5.00%, 11/1/43 (FSA) ....................        Aaa              5,418,712
     2,000   Chatham Cnty. Hospital Auth. Rev., 5.75%,
                 1/1/29 ..................................        A3/A-            2,153,240
     1,750   Cherokee Cnty. Water & Sewer Auth. Rev.,
                 5.50%, 8/1/23 (MBIA) ....................       Aaa/AAA           2,032,958
                                                                               --------------
                                                                                  13,146,840
                                                                               --------------

             HAWAII-2.7%
     1,000   State Airport System Rev., 5.75%, 7/1/21,
                 Ser. A (FGIC) ...........................       Aaa/AAA           1,101,220
     3,000   State Dept. of Budget & Finance,  5.75%,
                 12/1/18, Ser. B (AMBAC) (b) .............       Aaa/AAA           3,263,490
                                                                               --------------
                                                                                   4,364,710
                                                                               --------------

             ILLINOIS-12.6%
     6,535   Chicago GO, 5.00%, 1/1/43 (AMBAC) ...........       Aaa/AAA           6,761,699
     1,145   Chicago O' Hare Intl. Airport Rev., 5.50%,
                 1/1/15 (AMBAC) ..........................       Aaa/AAA           1,252,401
     1,800   Chicago School Board of Education Reform
                 GO, 5.25%, 12/1/21, Ser. A (FGIC) .......       Aaa/AAA           2,035,422
     1,000   Chicago Wastewater Transmission Rev.,
                 6.00%, 1/1/17 (MBIA) (Pre-refunded @
                 101, 1/1/10) (a) ........................       Aaa/AAA           1,120,190
     1,000   Chicago Water Rev., 5.25%, 11/1/17 (FGIC). ..       Aaa/AAA           1,062,430
     1,000   Health Facs. Auth. Rev., Centegra Health
                 System, 5.25%, 9/1/24 ...................        NR/A-            1,024,260
     1,000   Madison & St. Clair Cnty. School Dist., GO,
                 5.50%, 2/1/16 (FGIC) ....................       Aaa/AAA           1,104,790
     1,100   McHenry & Lake Cntys., Cmnty. High School
                 Dist., GO,  5.125%, 1/1/19 (FGIC) .......       Aaa/NR            1,176,901
             Regional Transmission Auth.,
     1,005       5.50%, 6/1/16, Ser. B (FGIC) ............       Aaa/AAA           1,146,936
     2,000       6.00%, 6/1/23 (FGIC) ....................       Aaa/AAA           2,451,500
     1,000   State Toll Highway Auth. Rev., 5.50%,
                 1/1/15, Ser. A (FSA) ....................       Aaa/AAA           1,132,710
                                                                               --------------
                                                                                  20,269,239
                                                                               --------------

             INDIANA-0.7%
     1,000   Indianapolis Local Public Impt. Board,
                 5.00%, 2/1/17, Ser. A ...................       Aaa/AAA           1,049,520
                                                                               --------------

             KENTUCKY-1.4%
     2,125   Louisville & Jefferson Cnty. Regional
                 Airport Auth. System Rev., 5.375%,
                 7/1/23, Ser. A (FSA) (b) ................       Aaa/AAA           2,252,351
                                                                               --------------

             LOUISIANA-3.4%
     5,000   New Orleans GO, 5.25%, 12/1/29 (AMBAC) ......       Aaa/AAA           5,393,800
                                                                               --------------

                          MUNICIPAL ADVANTAGE FUND INC.
                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2005
                             (UNAUDITED)(CONTINUED)


PRINCIPAL
  AMOUNT                                                      CREDIT RATING
  (000)                                                       (MOODY'S/S&P)        VALUE*
---------------------------------------------------------------------------------------------
             MUNICIPAL BONDS (continued)
             MASSACHUSETTS-1.7%
    $1,500   State GO, 5.50%, 11/1/20, Ser. C
                 (Pre-refunded @ 100, 11/1/12) (a) .......        Aa2/AA          $1,669,635
     1,000   State Health & Educational Facs. Auth. Rev.,
                 5.125%, 7/1/19, Ser. B ..................        Aa3/AA-          1,043,070
        90   State Water Pollution Abatement Trust,
                 6.375%, 2/1/15, Ser.A. ..................        Aaa/AAA             91,160
                                                                               --------------
                                                                                   2,803,865
                                                                               --------------

             MICHIGAN-2.9%
     1,065   Bloomingdale Public School Dist., No. 16,
                 GO, 5.50%, 5/1/19 .......................        Aa2/AA           1,178,785
     2,000   Grand Valley Univ. Rev., 5.50%, 2/1/18
                 (FGIC). .................................       Aaa/AAA           2,259,600
     1,075   Lincoln School Dist., GO., 5.50%, 5/1/19
                 (Pre-refunded @ 100, 11/1/11) (a) .......        Aa2/AA           1,195,615
                                                                               --------------
                                                                                   4,634,000
                                                                               --------------

             NEVADA-1.0%
     1,100   Clark Cnty. Park & Regional Justice Center
                 GO, 5.50%, 11/1/17 (Pre-refunded @ 100,
                 11/1/09) (a) ............................        Aa2/AA           1,199,847
             Housing Division Rev.,
        65       5.65%, 4/1/22, Ser. A(b) ................        NR/AA               67,055
       160       5.95%, 4/1/22 (b) .......................        Aa2/AA             165,302
       115       6.125%, 4/1/22, Ser. B-2 (FHA) (b) ......        Aa2/AA             120,138
       115       6.20%, 4/1/17, Ser. B-1 (AMBAC) .........       Aaa/AAA             115,692
                                                                               --------------
                                                                                   1,668,034
                                                                               --------------

             NEW HAMPSHIRE-0.1%
             State Housing Finance Auth.,
        65       6.50%, 7/1/14, Ser. D (b) ...............        Aa2/NR              65,771
        60       6.90%, 7/1/19, Ser. C (b) ...............        Aa2/NR              60,271
                                                                               --------------
                                                                                     126,042
                                                                               --------------

             NEW JERSEY-4.6%
     5,510   State Economic Dev. Auth. Rev., 5.50%,
                 9/1/25, Ser. N-1 (FSA) ..................       Aaa/AAA           6,491,827
       750   Tobacco Settlement Financing Corp. Rev.,
                 6.75%, 6/1/39 ...........................       Baa3/BBB            885,570
                                                                               --------------
                                                                                   7,377,397
                                                                               --------------

             NEW MEXICO-5.2%
     8,035   Albuquerque Lodger Tax Rev., 5.00%, 7/1/37,
                 Ser. A (FSA) ............................       Aaa/AAA           8,399,387
                                                                               --------------

             NEW YORK-6.9%
     1,500   State Dormitory Auth. Rev., New York Univ.,
                 5.75%, 7/1/27, Ser. A (MBIA) ............       Aaa/AAA           1,816,350
             State GO,
     1,250       5.00%, 11/1/34, Ser. D ..................         A1/A            1,300,650
     2,000       5.00%, 4/1/35, Ser. M ...................         A1/A            2,083,980
       750       5.25% 9/15/33, Ser. C ...................                           798,030
     1,000       5.50% 9/15/19, Ser. C ...................                         1,094,450
       925   State Mortgage Agy. Rev., 5.80%, 10/1/12 ....        Aa1/NR             952,750
     2,825   Triborough Bridge & Tunnel Auth. Revs.,
                 5.125%, 11/15/29, Ser. B ................       Aa2/AA-           2,974,838
                                                                               --------------
                                                                                  11,021,048
                                                                               --------------

             NORTH DAKOTA-0.5%
             State Housing Finance Agcy. Rev.,
       533       5.50%, 7/1/18, Ser. C (b) ...............        Aa1/NR             537,109
       225       5.85%, 7/1/10, Ser. A (b) ...............        Aa1/NR             231,455
                                                                               --------------
                                                                                     768,564
                                                                               --------------

             OHIO-5.7%
     1,155   Akron Sewer System Rev., 5.25%, 12/1/18
                 (MBIA) ..................................        Aaa/NR           1,266,746
     3,085   Cuyahoga Cnty., GO, 5.60%, 5/15/13 (MBIA) ...       Aaa/AAA           3,383,443
     2,250   Hamilton Cnty. Sales Tax, 5.25%, 12/1/32,
                 Ser. B (AMBAC) ..........................        Aaa/NR           2,413,867
     1,000   Hamilton Cnty. Sewer System Rev., 5.75%,
                 12/1/25, Ser. A (MBIA) ..................       Aaa/AAA           1,117,230
       885   Summit Cnty., GO, 6.25%, 12/1/15 (FGIC)
                 (Pre-refunded @ 101, 12/1/10) (a) .......       Aaa/AAA           1,015,007
                                                                               --------------
                                                                                   9,196,293
                                                                               --------------

             PENNSYLVANIA-2.1%
     2,000   Allegheny Cnty. Hospital Dev. Auth., 6.00%,
                 7/1/23, Ser. B (MBIA) ...................       Aaa/AAA           2,424,560
       845   South Wayne Cnty. Water & Sewer, 5.95%,
                 10/15/13 (AMBAC) (b) ....................       Aaa/AAA             962,278
                                                                               --------------
                                                                                   3,386,838
                                                                               --------------

                          MUNICIPAL ADVANTAGE FUND INC.
                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2005
                             (UNAUDITED)(CONTINUED)


PRINCIPAL
  AMOUNT                                                      CREDIT RATING
  (000)                                                       (MOODY'S/S&P)        VALUE*
---------------------------------------------------------------------------------------------
             MUNICIPAL BONDS (continued)
             SOUTH DAKOTA-0.6%
      $870   Heartland Consumers Power Dist. Rev.,
                 7.00%, 1/1/16 ...........................       Aaa/AAA          $1,015,133
                                                                               --------------

             TENNESSEE-0.9%
       405   Housing Dev. Agcy., 6.375%, 7/1/22 (b) ......        Aa2/AA             408,451
       960   Memphis-Shelby Cnty. Airport Auth. Rev.,
                 6.25%, 3/1/15, Ser. D (AMBAC) (b) .......       Aaa/AAA           1,068,374
                                                                               --------------
                                                                                   1,476,825
                                                                               --------------

             TEXAS-13.1%
     1,000   Alliance Airport Auth. Rev., 6.375%, 4/1/21 (b)     Baa2/BBB          1,042,150
     1,000   Corpus Christi,  GO, 5.00%, 3/1/21 (FSA) ....       Aaa/AAA           1,055,550
     5,000   Dallas GO, 4.50%, 2/15/22 ...................        Aa1/AA           5,053,600
     3,400   Fort Bend Indpt. School Dist., GO., 5.25%,
                 8/15/18 (PSF) ...........................        NR/AAA           3,663,126
             Houston Water Conveyance System, CP,
                 (AMBAC),
     1,000       6.25%, 12/15/14, Ser. J .................       Aaa/AAA           1,178,050
     1,400       7.50%, 12/15/15, Ser. H .................       Aaa/AAA           1,813,028
     1,500   Port Houston Auth., Harris Cnty., GO,
                 5.75%, 10/1/17 (b) ......................        Aa1/AA           1,544,370
     2,000   Richardson Hospital Auth., 6.00%, 12/1/19 ...       Baa2/BBB          2,187,760
       250   State Public Finance Auth. Building Rev.,
                 5.625%, 8/1/19, Ser. B (FSA) ............        Aaa/AAA            272,848
     2,000   Texas Tech Univ. Rev., 5.50%, 8/15/18
                 (MBIA) ..................................       Aaa/AAA           2,201,420
     1,000   Univ. Houston Revs., 5.25%, 2/15/17 (MBIA) ..       Aaa/AAA           1,071,180
                                                                               --------------
                                                                                  21,083,082
                                                                               --------------

             UTAH-0.1%
             State Housing Finance Agcy. (FHA),
        40       6.35%, 7/1/11 ...........................        Aaa/NR              40,390
        20       6.55%, 1/1/22(b) ........................        Aaa/AAA             20,128
        20       6.55%, 7/1/26(b) ........................        Aaa/AAA             20,227
                                                                               --------------
                                                                                      80,745
                                                                               --------------

             VERMONT-0.0%
        35   Housing Finance Agcy., 5.70%, 5/1/12, Ser. 9
                 (MBIA) (b) ..............................       Aaa/AAA              36,096
                                                                               --------------

             WASHINGTON-4.7%
     1,005   Franklin Cnty. Public Utility Rev., 5.625%,
                 9/1/15 (MBIA) ...........................       Aaa/AAA           1,113,038
     1,000   Grant Cnty. Public Utility Dist., 4.75%,
                 1/1/38, Ser. B (FGIC) (b) ...............       Aaa/AAA             993,410
     1,500   Port Seattle Rev., 5.625%, 2/1/24, Ser.B
                 (MBIA) (b) ..............................       Aaa/AAA           1,613,100
     3,000   State GO, Motor Vehicle Dept., 5.625%,
                 7/1/25, Ser. B ..........................        Aa1/AA           3,260,430
       500   Vancouver GO, 5.25%, 12/1/18 (MBIA) .........       Aaa/AAA             561,285
                                                                               --------------
                                                                                   7,541,263
                                                                               --------------

             WEST VIRGINIA-0.7%
     1,000   Braxton Cnty. Solid Waste Disp. Rev.,
                 Weyerhaeuser Co., 6.125%, 4/1/26 (b) ....       Baa2/BBB          1,047,820
                                                                               --------------

             WYOMING-0.7%
     1,000   Student Loan Corp. Rev., 6.20%, 6/1/24,
                 Ser. A ..................................        NR/AA            1,075,150
                                                                               --------------

             Total Municipal Bonds (cost-$152,122,275) ...                       158,852,104
                                                                               --------------

             OTHER MUNICIPAL BONDS-0.7%
             PUERTO RICO-0.7%
     1,000   Commonwealth Highway & Transportation Auth.
                 Rev., 5.50%, 7/1/16, Ser. AA (FGIC)
                 (cost-$1,178,134) .......................       Aaa/AAA           1,150,780
                                                                               --------------

             VARIABLE RATE DEMAND NOTES (c)-0.4%
             IDAHO-0.3%
       500   State Health Facs. Auth. Rev., 2.12%,
                 8/1/05 (FSA) ............................       VMIG1/A1            500,000
                                                                               --------------

             WYOMING-0.1%
       100   Lincoln Cnty. Pollution Control Rev.,
                 2.19%, 8/1/05 (b) .......................        P1/A1              100,000
                                                                               --------------
             Total Variable Rate Demand Notes-cost-$600,000)                         600,000
                                                                               --------------

             Total Investments (cost-$153,900,409)-100.0%..                     $160,602,884
                                                                               --------------


OTHER INVESTMENTS:

FUTURES CONTRACTS OUTSTANDING AT JULY 31, 2005:

                         NOTIONAL       EXPIRATION           UNREALIZED
TYPE                      AMOUNT           DATE             APPRECIATION
--------------------------------------------------------------------------------
Long: U.S. Treasury     $2,500,000        9/30/05              $5,318
30 Year Bond                                                   ======

                          MUNICIPAL ADVANTAGE FUND INC.
                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2005
                             (UNAUDITED)(CONTINUED)


--------------------------------------------------------------------------------

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Directors. The Fund's investments are valued daily by an independent pricing service. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset values is determined daily at the close of regular trading (normally 4:00 p.m. Eastern Time) on the New York Stock Exchange.

(a) Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

(b)  Subject to Alternative Minimum Tax.

(c) Variable Rate Demand Notes - instruments whose interest rates change on a specific date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The rate shown is the rate in effect at July 31, 2005. Maturity date shown is date of next rate change.

Glossary:

AMBAC- insured by American Municipal Bond Assurance Corp.
CP- Certificates of Participation
FGIC- insured by insured Financial Guaranty Insurance Co.
FHA- insured by Federal Housing Administration
FSA- insured by Financial Security Assurance, Inc.
GO- General Obligation Bonds
MBIA- insured by Municipal Bond Investors Assurance
NR- not rated
PSF- Public School Fund
XLCA - insured by XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

         (a) Exhibit 99.CERT. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Municipal Advantage Fund Inc.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 19, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 19, 2005

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 19, 2005